Share capital - Schedule of fair value assumptions of warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of warrants [Line Items]
Expected dividend yield		0.00%	0.00%
Expected life (years)			5 years
Expected volatility	96.00%	120.00%
Bottom of range
Disclosure of warrants [Line Items]
Grant date share price		$ 2	$ 2.58
Exercise price		$ 1.53	$ 3.46
Risk free interest rate		0.43%	0.32%
Expected life (years)		1 year 2 months 8 days
Expected volatility		88.00%	118.00%
Top of range
Disclosure of warrants [Line Items]
Grant date share price		$ 2.04	$ 4
Exercise price		$ 2.5	$ 5.8
Risk free interest rate		0.46%	0.36%
Expected life (years)		2 years
Expected volatility		129.00%	121.00%